UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  MARCH 31, 2007



ITEM 1. REPORT TO STOCKHOLDERS.
USAA TAX EXEMPT LONG-TERM FUND - ANNUAL REPORT FOR PERIOD ENDING
MARCH 31, 2007

[LOGO OF USAA]
    USAA(R)

                                 USAA TAX EXEMPT
                                        LONG-TERM Fund

                                     [GRAPHIC OF USAA TAX EXEMPT LONG-TERM FUND]

                             A n n u a l  R e p o r t

--------------------------------------------------------------------------------
    MARCH 31, 2007

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   1

MANAGERS' COMMENTARY                                                         4

FUND RECOGNITION                                                             6

INVESTMENT OVERVIEW                                                          8

FINANCIAL INFORMATION

   Distributions to Shareholders                                            14

   Report of Independent Registered Public Accounting Firm                  15

   Portfolio of Investments                                                 16

   Notes to Portfolio of Investments                                        33

   Financial Statements                                                     35

   Notes to Financial Statements                                            38

EXPENSE EXAMPLE                                                             49

TRUSTEES' AND OFFICERS' INFORMATION                                         51

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. All rights reserved.

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                     ALTHOUGH POTENTIAL TAX INCREASES MIGHT
[PHOTO OF CHRISTOPHER W. CLAUS]  MAKE TAX-EXEMPT SECURITIES EVEN MORE DESIRABLE,
                                   SO COULD TWO OTHER FACTORS - INFLATION AND
                                                 INTEREST RATES.

                                                        "
                                                                      April 2007
--------------------------------------------------------------------------------

         Tax-exempt bonds appeal to many investors because they ARE tax exempt. Could they become even more attractive in the months and years ahead? Perhaps so, given the financial challenges facing our federal government and the factors affecting the capital markets.

         The United States remains engaged in an expensive war on terrorism, which has created hardships for many military families and stretched our national budget. Scores of baby boomers are approaching their retirement without having saved enough money, putting the Social Security system at risk. The housing market is "adjusting" to lower prices in some areas, and subprime lenders and borrowers are in the news. Meanwhile, U.S. corporations continue to shed pension plans and reduce retirees' medical benefits.

         At some point, the government's funding needs - for the war, Social Security, and Medicare, among other pressing concerns - will require additional revenue. In my opinion, income taxes on individuals and businesses could increase after the 2008 presidential election. After all, the money has to come from somewhere, and taxes may be the government's only option unless it is willing to reduce the budget deficit and make significant cuts to entitlement programs. A hike in taxes on capital gains and dividend payments is also not out of the question.

         Although potential tax increases might make tax-exempt securities even more desirable, so could two other factors - inflation and interest rates. Inflation remains the Federal Reserve Board's (the Fed's) primary concern, and it is running higher than the Fed's so-called "comfort zone" of 2% or less. If economic growth continues to moderate as the housing

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         from the PRESIDENT

         market slows, inflation pressures may ease, making it less likely that the Fed will raise short-term interest rates. In recognition of this possibility, the 10-year Treasury should continue trading in a range of 4.5% to 5% over the next 12 months, with other credit markets following suit.

         Under these circumstances, tax-exempt securities could be particularly appealing. Because they offer interest income free from federal and sometimes state taxes, they can potentially provide an attractive return relative to other investments.

         At USAA Investment Management, we continue to be pleased with the performance of our tax-exempt bond funds, all of which are four- and five-star rated by Morningstar as of March 31, 2007. We believe that USAA offers an exceptional value to our members and shareholders who desire tax-exempt income that has not been subject to the alternative minimum tax (AMT) for individual taxpayers since the inception of the funds.

         From all of us here, thank you for your business. We appreciate the opportunity to help you with your investment needs.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board

         As interest rates rise, existing bond prices fall. o Some income may be subject to state or local taxes or the federal alternative minimum tax.

 . . . C O N T I N U E D
========================--------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                           MORNINGSTAR RATINGS(TM)                                 # funds
                         for period ending 3/31/2007                                  in     # funds    # funds
USAA                                                          Morningstar          Overall/     in        in
Fund Name              Overall   3-Year   5-Year   10-Year    Category             3-Year     5-Year    10-Year
---------------------------------------------------------------------------------------------------------------
CALIFORNIA BOND        * * * *    4        4        4         Muni California        153        138       113
                                                                 Long

FLORIDA TAX-FREE       * * * *    4        4        4         Muni Florida            71         66        61
  INCOME

NEW YORK BOND          * * * *    4        4        5         Muni New York          109         97        81
                                                                 Long

TAX EXEMPT            * * * * *   5        5        5         Muni National          271        260       191
  LONG-TERM                                                      Long

TAX EXEMPT            * * * * *   5        5        5         Muni National          233        198       123
  INTERMEDIATE-TERM                                              Intermediate

TAX EXEMPT             * * * *    4        4        4         Muni National          128         88        56
  SHORT-TERM                                                     Short

VIRGINIA BOND         * * * * *   5        5        5         Muni Single State      325        295       246
                                                                 Intermediate
---------------------------------------------------------------------------------------------------------------

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF ROBERT R. PARISEAU]            [PHOTO OF JOHN C. BONNELL]
   ROBERT R. PARISEAU, CFA                  JOHN C. BONNELL, CFA
   USAA Investment Management Company       USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2006, TO MARCH 31, 2007?

         Your USAA Tax Exempt Long-Term Fund provided a total return of 5.33% versus an average of 4.86% for the 241 funds in the Lipper General Municipal Debt Funds Average. This compares to a 5.43% return for the Lehman Brothers Municipal Bond Index and a 5.38% return for the Lipper General Municipal Debt Funds Index. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 4.44%, compared to 3.78% for the Lipper category average.

WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

         At its August meeting, the Federal Open Market Committee (FOMC) put an end to its string of 17 consecutive rate increases and held the federal funds rate steady at 5.25%. The pause came amid signs of slower economic growth and a weakening housing market. Federal Reserve Board (the Fed) governors also indicated they were prepared to raise or lower rates as necessary based on future economic data.

         Long-term interest rates (which are controlled by the market) declined early in the period in anticipation of the Fed's pause. Despite a few short-lived upticks, rates continued to trend downward and were 30 basis points lower in March 2007 than they had been at the same time the previous year. As a result, longer-maturity bonds outperformed short-term bonds during the fiscal year.

WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING?

         The Fund remains fully invested in a diversified portfolio of longer-term, primarily investment-grade municipal bonds that are not subject to the federal alternative minimum tax (AMT) for individuals.

         REFER TO PAGES 11 AND 12 FOR BENCHMARK DEFINITIONS.
         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         We invest with an income orientation because over time income usually provides the majority of a bond's total return. Our focus is on 15- to 30-year maturities for new investments, leaning toward those that fit our market outlook and that we believe will provide the optimum balance between higher income and the potential for price volatility.

         During the period, our seasoned municipal analysts helped identify investment opportunities among attractively priced medium-grade securities (rated BBB and A), and we added 25- to 30-year bonds, which increased the Fund's sensitivity to interest rates. The Fund's performance was enhanced by our holdings in mid-grade securities and longer-term, high-grade maturities.

         As always, we sought to maximize the portfolio's after-tax total return. There are times when the Fund may distribute a capital gain - for example, when our bonds are called at a premium by the issuer. In addition, the Fund may realize capital gains if we sell an existing position in favor of another investment that, over a longer period of time, would provide more tax-exempt income.

WHAT IS THE OUTLOOK?

         The direction of long-term rates is largely determined by market expectations for inflation and long-term growth. Investors appear confident that the Fed will raise or lower short-term interest rates - based on future economic data - to keep inflation in check and the economy growing. Although the downturn in the housing market remains a wild card for the economic outlook and Fed policy, it has not yet had an adverse effect on consumer spending.

         We believe that by the end of 2007, the Fed may consider lowering the federal funds rate. Regardless of the Fed's timing, we believe that shareholders should remain focused on their investment goals and should expect most of their return to come from the income generated by the Fund.

         We appreciate your trust and continue to work hard on your behalf.

6

 F U N D
=========-----------------------------------------------------------------------
          RECOGNITION

USAA TAX EXEMPT LONG-TERM FUND

--------------------------------------------------------------------------------

                         OVERALL MORNINGSTAR RATING(TM)
           out of 271 municipal national long-term bond funds
                      for the period ending March 31, 2007:

                                 OVERALL RATING
                                  *  *  *  *  *

           3-YEAR                    5-YEAR                   10-YEAR
         * * * * *                 * * * * *                 * * * * *
      out of 271 funds          out of 260 funds          out of 191 funds

      The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

 . . . C O N T I N U E D
========================--------------------------------------------------------

USAA TAX EXEMPT LONG-TERM FUND

    [LOGO OF LIPPER LEADER]   [LOGO OF LIPPER LEADER]   [LOGO OF LIPPER LEADER]
          TOTAL RETURN           CONSISTENT RETURN              EXPENSE

The Fund is listed as a Lipper Leader for Total Return, Consistent Return, and Expense of 233, 225, and 97 funds, respectively, within the Lipper General Municipal Debt Funds category for the overall period ending March 31, 2007. The Fund received a Lipper Leader rating for Total Return among 233, 217, and 137 funds for the three-, five-, and 10-year periods, respectively. The Fund received a Lipper Leader rating for Consistent Return among 211 and 123 funds for the five- and 10-year periods, respectively, and a score of 2 among 225 funds for the three-year period. The Fund received a Lipper Leader rating for Expense among 97, 92, and 70 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of March 31, 2007. Lipper ratings for Consistent Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relative to peers as of March 31, 2007. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of March 31, 2007.

RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN, CONSISTENT RETURN, AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2007, REUTERS, ALL RIGHTS RESERVED.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA TAX EXEMPT LONG-TERM FUND (Ticker Symbol: USTEX)

OBJECTIVE
--------------------------------------------------------------------------------

         Interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests primarily in investment-grade tax-exempt securities. The dollar-weighted average portfolio maturity for the Fund is 10 years or more.

-----------------------------------------------------------------------------------------
                                                          3/31/07             3/31/06
-----------------------------------------------------------------------------------------
Net Assets                                           $2,446.3 Million    $2,382.9 Million
Net Asset Value Per Share                                $13.91              $13.94
Tax-Exempt Dividends Per Share Last 12 Months            $0.621              $0.618
Capital Gain Distributions Per Share Last 12 Months      $0.137              $0.0322

-----------------------------------------------------------------------------------------
                                                          3/31/07             3/31/06
-----------------------------------------------------------------------------------------
Dollar-Weighted Average
  Portfolio Maturity                                    16.4 Years           15.7 Years

         DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

-----------------------------------------------------------------------------------------
                               30-DAY SEC YIELD* AS OF 3/31/07
-----------------------------------------------------------------------------------------
30-DAY SEC YIELD                                                                 3.67%

*CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

         NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING MARCH 31, 2007

-----------------------------------------------------------------------------------------
                   TOTAL RETURN       =       DIVIDEND RETURN       +       PRICE CHANGE
-----------------------------------------------------------------------------------------
10 YEARS               5.85%          =            5.22%            +           0.63%
5 YEARS                6.17%          =            4.73%            +           1.44%
1 YEAR                 5.33%          =            4.56%            +           0.77%

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDING MARCH 31, 2007

        [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

                TOTAL RETURN       DIVIDEND RETURN       CHANGE IN SHARE PRICE
3/31/1998           12.04%              6.14%                    5.90%
3/31/1999            4.98%              5.55%                   -0.57%
3/31/2000           -2.95%              5.46%                   -8.41%
3/31/2001           11.35%              6.17%                    5.18%
3/31/2002            3.03%              5.27%                   -2.24%
3/31/2003           10.76%              5.27%                    5.49%
3/31/2004            7.01%              4.84%                    2.17%
3/31/2005            3.70%              4.55%                   -0.85%
3/31/2006            4.18%              4.45%                   -0.27%
3/31/2007            5.33%              4.56%                    0.77%

                                  [END CHART]

         TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
TAXABLE EQUIVALENT ILLUSTRATION
--------------------------------------------------------------------------------

To match the USAA Tax Exempt Long-Term Fund's Dividend Return on Page 9,

and assuming marginal federal tax rates of:    25.00%   28.00%   33.00%   35.00%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

                 DIVIDEND
 PERIOD           RETURN
--------         --------
10 Years           5.22%                        6.96%    7.25%    7.79%    8.03%
5 Years            4.73%                        6.31%    6.57%    7.06%    7.28%
1 Year             4.56%                        6.08%    6.33%    6.81%    7.02%

To match the USAA Tax Exempt Long-Term Fund's closing 30-day SEC Yield of 3.67%,
A FULLY TAXABLE INVESTMENT MUST PAY:            4.89%    5.10%    5.48%    5.65%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

                                                                              11
 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

                          [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                      LEHMAN BROTHERS           USAA TAX EXEMPT          LIPPER GENERAL MUNICIPAL
                   MUNICIPAL BOND INDEX          LONG-TERM FUND             DEBT FUNDS INDEX
                   --------------------         ---------------          ------------------------
03/31/97               $10,000.00                 $10,000.00                   $10,000.00
04/30/97                10,083.81                  10,087.02                    10,086.03
05/31/97                10,235.59                  10,248.88                    10,230.84
06/30/97                10,344.62                  10,360.97                    10,351.93
07/31/97                10,631.12                  10,648.69                    10,662.42
08/31/97                10,531.46                  10,556.88                    10,541.10
09/30/97                10,656.34                  10,718.75                    10,673.57
10/31/97                10,725.02                  10,784.72                    10,744.39
11/30/97                10,788.18                  10,870.93                    10,805.72
12/31/97                10,945.48                  11,042.81                    10,980.84
01/31/98                11,058.36                  11,147.23                    11,086.41
02/28/98                11,061.72                  11,158.33                    11,086.26
03/31/98                11,071.56                  11,203.47                    11,097.88
04/30/98                11,021.61                  11,118.71                    11,030.41
05/31/98                11,195.96                  11,311.41                    11,209.43
06/30/98                11,240.15                  11,366.00                    11,249.65
07/31/98                11,268.25                  11,393.51                    11,271.68
08/31/98                11,442.36                  11,584.13                    11,447.36
09/30/98                11,585.01                  11,718.22                    11,583.25
10/31/98                11,584.77                  11,662.22                    11,540.99
11/30/98                11,625.36                  11,691.43                    11,579.77
12/31/98                11,654.66                  11,702.52                    11,600.05
01/31/99                11,793.23                  11,793.86                    11,726.67
02/28/99                11,741.83                  11,737.57                    11,660.47
03/31/99                11,757.92                  11,761.02                    11,665.38
04/30/99                11,787.22                  11,780.65                    11,697.88
05/31/99                11,719.02                  11,701.73                    11,614.40
06/30/99                11,550.43                  11,547.47                    11,430.39
07/31/99                11,592.46                  11,556.82                    11,451.12
08/31/99                11,499.52                  11,380.35                    11,314.72
09/30/99                11,504.32                  11,339.86                    11,285.35
10/31/99                11,379.68                  11,183.03                    11,128.41
11/30/99                11,500.72                  11,241.37                    11,234.39
12/31/99                11,414.98                  11,112.58                    11,127.46
01/31/00                11,365.27                  11,018.58                    11,038.22
02/29/00                11,497.36                  11,171.27                    11,194.54
03/31/00                11,748.56                  11,413.63                    11,439.93
04/30/00                11,679.15                  11,331.69                    11,361.42
05/31/00                11,618.39                  11,265.95                    11,285.28
06/30/00                11,926.27                  11,566.61                    11,576.02
07/31/00                12,092.22                  11,741.33                    11,737.42
08/31/00                12,278.58                  11,925.69                    11,922.24
09/30/00                12,214.70                  11,861.51                    11,848.13
10/31/00                12,347.98                  11,985.03                    11,971.53
11/30/00                12,441.40                  12,097.70                    12,050.96
12/31/00                12,748.80                  12,458.51                    12,362.25
01/31/01                12,875.12                  12,473.16                    12,454.48
02/28/01                12,915.95                  12,586.62                    12,512.60
03/31/01                13,031.70                  12,707.53                    12,617.72
04/30/01                12,890.49                  12,444.69                    12,440.76
05/31/01                13,029.30                  12,606.64                    12,583.06
06/30/01                13,116.47                  12,738.38                    12,687.91
07/31/01                13,310.76                  12,990.01                    12,887.80
08/31/01                13,530.02                  13,219.80                    13,119.62
09/30/01                13,484.63                  13,069.28                    13,011.46
10/31/01                13,645.29                  13,236.28                    13,147.29
11/30/01                13,530.26                  13,120.38                    13,013.03
12/31/01                13,402.26                  12,998.56                    12,875.24
01/31/02                13,634.73                  13,181.20                    13,075.65
02/28/02                13,798.99                  13,356.41                    13,234.29
03/31/02                13,528.58                  13,093.88                    12,982.90
04/30/02                13,792.99                  13,349.94                    13,218.78
05/31/02                13,876.80                  13,440.08                    13,300.98
06/30/02                14,023.54                  13,563.48                    13,428.75
07/31/02                14,203.89                  13,741.31                    13,600.73
08/31/02                14,374.64                  13,923.82                    13,734.42
09/30/02                14,689.48                  14,282.79                    14,027.53
10/31/02                14,445.97                  13,990.84                    13,729.31
11/30/02                14,385.93                  13,925.38                    13,678.57
12/31/02                14,689.48                  14,260.02                    13,985.82
01/31/03                14,652.26                  14,205.10                    13,899.33
02/28/03                14,857.11                  14,459.92                    14,111.27
03/31/03                14,866.00                  14,503.29                    14,088.13
04/30/03                14,964.22                  14,665.09                    14,215.58
05/31/03                15,314.60                  15,040.27                    14,554.04
06/30/03                15,249.52                  14,905.95                    14,478.15
07/31/03                14,715.90                  14,390.91                    13,984.76
08/31/03                14,825.65                  14,546.11                    14,087.74
09/30/03                15,261.53                  14,954.97                    14,501.64
10/31/03                15,184.68                  14,898.53                    14,449.19
11/30/03                15,342.94                  15,092.81                    14,613.19
12/31/03                15,469.98                  15,260.73                    14,732.85
01/31/04                15,558.60                  15,308.02                    14,782.49
02/29/04                15,792.75                  15,615.00                    15,015.15
03/31/04                15,737.75                  15,519.75                    14,928.39
04/30/04                15,365.04                  15,143.22                    14,594.00
05/31/04                15,309.32                  15,120.71                    14,546.88
06/30/04                15,365.04                  15,201.20                    14,595.75
07/31/04                15,567.24                  15,406.01                    14,774.10
08/31/04                15,879.20                  15,730.08                    15,050.78
09/30/04                15,963.50                  15,855.82                    15,137.61
10/31/04                16,100.87                  15,993.23                    15,259.50
11/30/04                15,968.06                  15,848.88                    15,145.83
12/31/04                16,163.07                  16,115.26                    15,342.17
01/31/05                16,314.12                  16,283.91                    15,493.80
02/28/05                16,259.85                  16,229.78                    15,454.20
03/31/05                16,157.30                  16,094.43                    15,337.69
04/30/05                16,412.11                  16,385.73                    15,576.74
05/31/05                16,528.10                  16,524.10                    15,698.05
06/30/05                16,630.64                  16,630.34                    15,795.43
07/31/05                16,555.48                  16,550.85                    15,738.86
08/31/05                16,722.62                  16,727.66                    15,899.80
09/30/05                16,609.99                  16,616.61                    15,786.77
10/31/05                16,509.13                  16,496.76                    15,691.71
11/30/05                16,588.38                  16,557.01                    15,763.12
12/31/05                16,731.03                  16,730.88                    15,910.13
01/31/06                16,776.17                  16,752.25                    15,953.00
02/28/06                16,888.81                  16,897.74                    16,078.27
03/31/06                16,772.33                  16,771.57                    15,985.54
04/30/06                16,766.57                  16,745.31                    15,970.97
05/31/06                16,841.26                  16,819.53                    16,051.61
06/30/06                16,777.86                  16,716.83                    15,987.18
07/31/06                16,977.42                  16,933.76                    16,181.67
08/31/06                17,229.35                  17,192.31                    16,422.23
09/30/06                17,349.18                  17,319.45                    16,535.86
10/31/06                17,457.97                  17,442.64                    16,643.15
11/30/06                17,603.50                  17,630.29                    16,782.57
12/31/06                17,541.30                  17,533.80                    16,721.99
01/31/07                17,496.40                  17,493.84                    16,688.84
02/28/07                17,726.94                  17,723.15                    16,888.54
03/31/07                17,683.24                  17,664.02                    16,845.57

                                         [END CHART]

         DATA FROM 3/31/97 THROUGH 3/31/07.

The graph illustrates the comparison of a $10,000 investment in the USAA Tax Exempt Long-Term Fund to the following benchmarks:

      o The broad-based Lehman Brothers Municipal Bond Index is an unmanaged index that tracks total return performance for the long-term, investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman index, because the index does not reflect any deduction for fees, expenses, or taxes.

      o The Lipper General Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within the Lipper General Municipal Debt Funds category.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                       12-MONTH DIVIDEND YIELD COMPARISON

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                            USAA TAX EXEMPT               LIPPER GENERAL MUNICIPAL
                            LONG-TERM FUND                   DEBT FUNDS AVERAGE
                            ---------------               ------------------------
3/31/1998                        5.55                              4.76
3/31/1999                        5.49                              4.54
3/31/2000                        5.93                              4.83
3/31/2001                        5.53                              4.64
3/31/2002                        5.34                              4.51
3/31/2003                        4.81                              4.16
3/31/2004                        4.58                              3.87
3/31/2005                        4.49                              3.89
3/31/2006                        4.43                              3.81
3/31/2007                        4.44                              3.78

                                  [END CHART]

         THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 3/31/98 TO 3/31/07.

         THE LIPPER GENERAL MUNICIPAL DEBT FUNDS AVERAGE IS AN AVERAGE PERFORMANCE LEVEL OF ALL GENERAL MUNICIPAL DEBT FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

------------------------------------------------------
                    TOP 10 INDUSTRIES
                    (% of Net Assets)
------------------------------------------------------

Hospital                                         24.7%

Escrowed Bonds                                   23.2%

General Obligation                               14.2%

Special Assessment/Tax/Fee                        8.5%

Education                                         5.1%

Water/Sewer Utility                               3.5%

Nursing/CCRC                                      3.4%

Casinos & Gaming                                  3.1%

Municipal Finance                                 1.7%

Airport/Port                                      1.6%
------------------------------------------------------

                    PORTFOLIO RATINGS MIX
                           3/31/07

             [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                       46%
A                                                         20%
BBB                                                       16%
AA                                                        14%
Securities with Short-Term Investment-Grade Ratings        3%
Below Investment-Grade                                     1%

                      [END PIE CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc. If unrated by these agencies, USAA Investment Management Company must determine the equivalent rating.

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-32.

14

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA TAX EXEMPT LONG-TERM FUND

         The following federal tax information related to the Fund's fiscal year ended March 31, 2007, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2008.

         The net investment income earned and distributed by the Fund during the fiscal year ended March 31, 2007, was 100% tax-exempt for federal income tax purposes.

         Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $23,487,000 as long-term capital gains for the fiscal year ended March 31, 2007.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA TAX EXEMPT LONG-TERM FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Tax Exempt Long-Term Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund"), as of March 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Tax Exempt Long-Term Fund at March 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
May 17, 2007

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2007

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

         (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., CIFG Assurance, N.A., Financial Guaranty Insurance Co., Financial Security Assurance Holding Ltd., MBIA Insurance Corp., Radian Asset Assurance Inc., or XL Capital Assurance.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2007

         (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Merrill Lynch & Co., Inc. or U.S. Bank, N.A.

         (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

         (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following:
                     Florida General Obligation, Merrill Lynch & Co., Texas Permanent School Fund, or Utah GO.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

         CCD         Community College District
         COP         Certificate of Participation
         EDA         Economic Development Authority
         EDC         Economic Development Corp.
         ETM         Escrowed to final maturity
         GO          General Obligation
         IDA         Industrial Development Authority/Agency
         IDC         Industrial Development Corp.
         IDRB        Industrial Development Revenue Bond
         ISD         Independent School District
         MTA         Metropolitan Transportation Authority
         PCRB        Pollution Control Revenue Bond
         P-FLOAT     Puttable Floating Option Tax-Exempt Receipts
         PRE         Prerefunded to a date prior to maturity
         RB          Revenue Bond
         SFH         Single-Family Housing

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (98.0%)

             ALABAMA (3.0%)
             Marshall County Health Care Auth. RB,
  $ 1,000      Series 2002A                                              6.25%         1/01/2022         $    1,088
    1,150      Series 2002A                                              5.75          1/01/2032              1,220
    1,500      Series 2002D                                              5.75          1/01/2032              1,592
    5,000    Montgomery BMC Special Care Facilities
               Financing Auth. RB, Series 2004A-2 (Baptist
               Health), 5.00%, 11/15/2007 (INS)(PRE)                     4.92(a)      11/15/2024              5,200
             Montgomery Medical Clinic Board RB,
    2,500      Series 2006                                               4.75          3/01/2031              2,439
    1,000      Series 2006                                               5.25          3/01/2031              1,039
    2,500      Series 2006                                               4.75          3/01/2036              2,429
             Parks System Improvement Corp. GO,
    7,670      Series 2001C                                              5.00          6/01/2020              8,026
    7,805      Series 2001C                                              5.00          6/01/2021              8,167
    5,000    Private Colleges and Universities Facilities
               Auth. RB, Series 2006 (INS)                               4.75          9/01/2026              5,141
   15,000    Public School and College RB,
               Series 1999A (INS)                                        5.50          9/01/2029             15,703
             Univ. of Alabama at Birmingham Hospital RB,
   11,000      Series 2000A (INS)(PRE)                                   5.88          9/01/2031             11,882
    8,000      Series 2006A                                              5.00          9/01/2036              8,301
                                                                                                         ----------
                                                                                                             72,227
                                                                                                         ----------
             ALASKA (0.2%)
    4,095    Municipality of Anchorage GO, Series 2001A (INS)            5.00          6/01/2019              4,285
                                                                                                         ----------
             ARIZONA (1.3%)
             Phoenix Civic Improvement Corp. RB,
    1,000      Series B, 5.50%, 7/01/2013 (INS)                          4.65(a)       7/01/2029                868
    1,500      Series B, 5.50%, 7/01/2013 (INS)                          4.66(a)       7/01/2030              1,303
   28,500    Univ. Medical Center Corp. Hospital RB, Series 2005         5.00          7/01/2035             29,155
                                                                                                         ----------
                                                                                                             31,326
                                                                                                         ----------
             ARKANSAS (0.1%)
             Baxter County RB,
    1,125      Series 2007 (Baxter County Regional Hospital, Inc.)       5.00          9/01/2026              1,158

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
  $ 1,000      Series 2007 (Baxter County Regional Hospital, Inc.)       4.63%         9/01/2028         $      982
    1,000    Univ. of Arkansas Board of Trustees RB,
               Series 2004B (INS)                                        5.00         11/01/2028              1,055
                                                                                                         ----------
                                                                                                              3,195
                                                                                                         ----------
             CALIFORNIA (5.6%)
             Golden State Tobacco Securitization RB
               (State Appropriation Enhanced),
    5,000      Series 2003B (PRE)                                        5.38          6/01/2028              5,267
   11,800      Series 2003B (PRE)                                        5.50          6/01/2033             12,953
    2,000      Series 2005A, 4.55%, 6/01/2010 (INS)                      4.50(a)       6/01/2022              1,763
    5,000      Series 2005A, 4.60%, 6/01/2010 (INS)                      4.55(a)       6/01/2023              4,414
    5,000    San Francisco City and County Redevelopment
               Financing Auth. RB, Series 2006B (INS)                    4.88          8/01/2036              5,078
    5,015    Shasta Joint Powers Financing Auth. Lease RB,
               Series 2003A (INS)                                        5.00          4/01/2029              5,227
             State GO,
    8,100      Series 2003                                               5.00          2/01/2032              8,413
    8,455      Series 2004 (PRE)                                         5.50          4/01/2028              9,417
      455      Series 2004                                               5.50          4/01/2028                498
   10,000      Series 2004                                               5.00          3/01/2029             10,457
    8,455      Series 2004 (PRE)                                         5.50          4/01/2030              9,417
      455      Series 2004                                               5.50          4/01/2030                501
   17,960      Series 2004 (PRE)                                         5.00          2/01/2033             19,420
    5,000      Series 2005 (INS)                                         5.00          3/01/2033              5,258
   24,000      Series 2007(b)                                            4.50          8/01/2027             23,825
             State Public Works Board Lease RB,
    9,105      Series 2004F                                              5.00         11/01/2029              9,499
    2,610      Series 2006A                                              5.00          4/01/2030              2,732
    4,000    Statewide Communities Development Auth. RB,
               Series 2007A (Kaiser Permanente)                          4.75          4/01/2033              4,002
                                                                                                         ----------
                                                                                                            138,141
                                                                                                         ----------
             COLORADO (2.2%)
    3,500    Denver Convention Center Hotel Auth. RB,
               Series 2006 (INS)                                         4.75         12/01/2035              3,580
             Denver Health and Hospital Auth. RB,
    1,000      Series 2001A                                              6.00         12/01/2023              1,067
    3,730      Series 2001A                                              6.00         12/01/2031              3,972
    3,000      Series 2004A                                              6.25         12/01/2033              3,346
   10,000    E-470 Public Highway Auth. RB, Series 2006B (INS)           5.06(c)       9/01/2035              2,563

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
  $ 1,000    Eagle Bend Metropolitan District No. 2 GO,
               Series 2003 (INS)                                         5.25%        12/01/2023         $    1,055
             Health Facilities Auth. RB,
    4,000      Series 2002A (Covenant Retirement
               Communities, Inc.) (INS)                                  5.50         12/01/2027              4,265
    3,500      Series 2005 (The Evangelical Lutheran Good
               Samaritan Society Project)                                5.00          6/01/2029              3,616
    2,000      Series 2005 (The Evangelical Lutheran Good
               Samaritan Society Project)                                5.00          6/01/2035              2,064
    1,500      Series 2006 (The Evangelical Lutheran Good
               Samaritan Society Project)                                5.25          6/01/2031              1,582
    1,500      Series 2006 (The Evangelical Lutheran Good
               Samaritan Society Project)                                5.25          6/01/2036              1,577
   10,000    State COP, Series 2005B (INS)                               5.00         11/01/2030             10,531
   11,480    Summit County Sports Facilities RB, Series 1990             7.88          9/01/2008             12,128
    2,000    Vista Ridge Metropolitan District GO,
               Series 2006A (INS)                                        5.00         12/01/2036              2,077
                                                                                                         ----------
                                                                                                             53,423
                                                                                                         ----------
             CONNECTICUT (3.2%)
    2,500    Health and Educational Facilities Auth. RB,
               Series 2005C (INS)                                        5.13          7/01/2030              2,636
             Mashantucket (Western) Pequot Tribe RB,
   64,950      Series 1997B(d)                                           5.75          9/01/2027             66,467
    1,500      Series 1999A(d)                                           5.50          9/01/2028              1,540
    7,500      Series 2006A(d)                                           5.50          9/01/2036              7,955
                                                                                                         ----------
                                                                                                             78,598
                                                                                                         ----------
             DISTRICT OF COLUMBIA (2.3%)
             GO,
   15,320      Series 1999A (INS)(PRE)                                   5.50          6/01/2029             16,058
   37,580      Series 1999A (INS)(e)                                     5.50          6/01/2029             39,155
                                                                                                         ----------
                                                                                                             55,213
                                                                                                         ----------
             FLORIDA (3.2%)
             Board of Education Public Education GO,
   15,665      Series 1998E (NBGA)(PRE)                                  5.63          6/01/2025             16,729
    7,000      Series 1998E (NBGA)(PRE)                                  5.63          6/01/2029              7,476
    8,225    Flagler County School Board COP,
               Series 2005A (INS)                                        5.00          8/01/2030              8,610
             Highlands County Health Facilities Auth. RB,
    8,925      Series 2005D                                              5.00         11/15/2035              9,173
   15,000      Series 2006C                                              5.25         11/15/2036             15,864

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             Orange County Health Facilities Auth. RB,
  $ 2,000      Series 2002 (PRE)                                         5.75%        12/01/2027         $    2,201
   10,000      Series 2006B                                              4.75         11/15/2036             10,069
    7,000    Palm Beach County School Board COP,
               Series 2006A (INS)                                        5.00          8/01/2031              7,365
                                                                                                         ----------
                                                                                                             77,487
                                                                                                         ----------
             GEORGIA (1.0%)
   12,000    Fayette County Public Facilities Auth. RB,
               Series 2000 (PRE)                                         5.88          6/01/2028             12,912
   10,000    Savannah EDA PCRB, Series 1995                              6.15          3/01/2017             11,300
                                                                                                         ----------
                                                                                                             24,212
                                                                                                         ----------
             ILLINOIS (9.5%)
    3,000    Chicago GO, Series A (INS)                                  5.25          1/01/2029              3,204
    5,000    Chicago Special Assessment Improvement Bonds,
               Series 2002                                               6.75         12/01/2032              5,421
             Chicago-O'Hare International Airport RB,
    3,445      Series 2001B (INS)                                        5.13          1/01/2020              3,598
    3,060      Series 2001B (INS)                                        5.13          1/01/2021              3,192
    5,000      Series 2005A (INS)                                        5.00          1/01/2029              5,262
    8,000      Series 2005A (INS)                                        5.00          1/01/2033              8,395
             Cook County GO,
    5,000      Series 2006A (INS)                                        4.75         11/15/2030              5,140
    5,000      Series 2006A (INS)                                        4.75         11/15/2031              5,136
             Finance Auth. RB,
   24,535      Series 2004 (SwedishAmerican
               Hospital) (INS)                                           5.00         11/15/2031             25,519
    2,000      Series 2006                                               5.00          4/01/2026              2,075
    2,500      Series 2006A                                              5.00          4/01/2031              2,584
   17,840      Series 2006C                                              4.50         11/15/2032             17,156
             Health Facilities Auth. RB,
    9,885      Series 1985A (Univ. of Chicago)                           5.50          8/01/2020             10,688
    7,000      Series 1998 (Centegra Health Sys.)                        5.25          9/01/2024              7,152
    5,030      Series 2000 (Riverside Health Sys.) (PRE)                 6.85         11/15/2029              5,607
    2,500    Housing Development Auth. GO, Series 2006G                  4.85          1/01/2037              2,544
             Metropolitan Pier and Exposition Auth. RB,
    8,000      Series 2002A (INS)                                        5.50          6/15/2023              8,635
    5,000      Series 2002B, 5.50%, 6/15/2012 (INS)                      5.50(a)       6/15/2020              4,225
    2,500      Series 2002B, 5.55%, 6/15/2012 (INS)                      5.55(a)       6/15/2021              2,121
   13,850    Quincy Hospital RB, Series 1993                             6.00         11/15/2018             13,868
   23,980    Regional Transportation Auth. GO,
               Series 1999 (INS)                                         5.75          6/01/2020             28,041

22

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
  $37,550    Regional Transportation Auth. RB, Series 2000A (INS)        6.50%         7/01/2030         $   49,781
    1,500    Round Lake Lakewood Grove Special Tax
               Refunding Bonds, Series 2007 (INS)(b)                     4.70          3/01/2033              1,503
    3,000    Schaumburg GO, Series B (INS)                               5.25         12/01/2034              3,220
    4,555    State Sales Tax RB, FIRST Series 2001                       5.13          6/15/2019              4,788
    4,099    Village of Gilberts Special Service Area
               Number Nine Special Tax Refunding Bonds,
               Series 2005 (Big Timber Project)(INS)                     4.75          3/01/2030              4,149
                                                                                                         ----------
                                                                                                            233,004
                                                                                                         ----------
             INDIANA (2.8%)
             Bond Bank State Revolving Fund RB,
   10,440      Series 2000A (PRE)                                        5.50          8/01/2021             11,135
   11,015      Series 2000A (PRE)                                        5.50          8/01/2022             11,749
    7,000    Health and Educational Facility Auth. RB,
               Series 2006A                                              5.00          2/15/2039              7,184
             Health and Educational Facility Financing
               Auth. RB,
   15,780      Series 2006A                                              5.00          2/15/2036             16,206
    8,000      Series 2006B                                              5.00          2/15/2033              8,228
    7,500    St. Joseph County Hospital Auth. RB,
               Series 2000 (INS)(PRE)                                    5.63          8/15/2033              8,012
             Transportation Finance Auth. Highway RB,
      805      Series 2000 (PRE)                                         5.38         12/01/2025                852
    4,195      Series 2000 (PRE)                                         5.38         12/01/2025              4,442
                                                                                                         ----------
                                                                                                             67,808
                                                                                                         ----------
             IOWA (0.6%)
             Finance Auth. HealthCare RB,
    1,000      Series 2001 (INS)                                         5.25          5/15/2021              1,046
    3,495      Series 2001 (INS)                                         5.25          5/15/2026              3,629
    5,000      Series 2006 (INS)                                         4.75         12/01/2031              5,029
    5,000      Series 2006 (INS)                                         5.00         12/01/2039              5,172
                                                                                                         ----------
                                                                                                             14,876
                                                                                                         ----------
             KANSAS (0.6%)
    4,000    Burlington PCRB, Series 2004B (INS)                         4.85          6/01/2031              4,126
    6,500    University Hospital Auth. RB, Series 2006                   4.50          9/01/2032              6,417
    5,000    Wyandotte County Special Obligation RB,
               2nd Lien Series 2005                                      5.00         12/01/2020              5,209
                                                                                                         ----------
                                                                                                             15,752
                                                                                                         ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             MAINE (1.2%)
  $27,750    State Turnpike Auth. RB,
               Series 2000 (INS)(PRE)(e)                                 5.75%         7/01/2028         $   29,780
                                                                                                         ----------
             MARYLAND (0.6%)
   14,965    State Health and Higher Educational Facilities
               Auth. RB, Series 2007 (MedStar Health)                    4.75          5/15/2042             14,820
                                                                                                         ----------
             MASSACHUSETTS (1.3%)
    2,000    Development Finance Agency RB,
               Series 2006A (INS)                                        5.25          3/01/2026              2,130
    5,000    Health and Education Facilities Auth. RB,
               Series 2000A (INS)(PRE)                                   5.88         10/01/2029              5,411
             State Health and Educational Facilities
               Auth. RB,
    3,500      Series 2007E (Milford Regional
               Medical Center)                                           5.00          7/15/2032              3,599
    2,750      Series 2007E (Milford Regional Medical
               Center)                                                   5.00          7/15/2037              2,821
    1,000    Water Pollution Abatement Trust RB, Series 12               4.38          8/01/2036                979
   16,000    Water Resources Auth. RB,
               Series 2000A (INS)(PRE)                                   5.75          8/01/2030             17,164
                                                                                                         ----------
                                                                                                             32,104
                                                                                                         ----------
             MICHIGAN (3.5%)
   49,395    Building Auth. RB, Series 2006-IA (INS)                     5.01(c)      10/15/2030             15,816
             Hospital Finance Auth. RB,
   43,000      Series 1999A (Ascension Hospital) (PRE)                   6.13         11/15/2026             46,002
    5,000      Series 2006A (Henry Ford Health Sys.)                     5.25         11/15/2032              5,336
    7,000      Series 2006A (Henry Ford Health Sys.)                     5.00         11/15/2038              7,257
   10,000    Municipal Auth. Clean Water RB,
               Series 1999 (PRE)                                         5.50         10/01/2021             10,538
                                                                                                         ----------
                                                                                                             84,949
                                                                                                         ----------
             MINNESOTA (1.2%)
    8,000    Higher Education Facilities Auth. RB, Series 6-L
               (acquired 8/28/2006; $8,100)(f)                           5.43          8/28/2031              8,217
   10,000    St. Paul Housing and Redevelopment Auth.
               Health Care Facility RB, Series 2006                      5.25          5/15/2036             10,516
   10,000    Washington County Housing and
               Redevelopment Auth. RB, Series 1998                       5.50         11/15/2027             10,212
                                                                                                         ----------
                                                                                                             28,945
                                                                                                         ----------

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             MISSISSIPPI (0.7%)
             Hospital Equipment and Facilities Auth. RB,
  $ 2,520      Series 2000 (INS)                                         5.50%         1/01/2027         $    2,655
    3,000      Series 2006                                               5.25         12/01/2026              3,133
    2,000      Series 2006                                               5.25         12/01/2031              2,079
    8,750    Warren County Gulf Opportunity Zone RB,
               Series 2006A                                              4.80          8/01/2030              8,802
                                                                                                         ----------
                                                                                                             16,669
                                                                                                         ----------
             MISSOURI (1.1%)
   25,000    Cape Girardeau County IDA Health Care
               Facilities RB, Series 2007 (Southeast State
               Hospital Association)(b)                                  5.00          6/01/2036             25,508
    2,000    Development Finance Board Infrastructure
               Facilities RB, Series A                                   5.00          6/01/2035              2,063
                                                                                                         ----------
                                                                                                             27,571
                                                                                                         ----------
             MONTANA (0.3%)
    6,500    Forsyth PCRB, Series 2006 (INS)                             4.65          8/01/2023              6,719
                                                                                                         ----------
             NEBRASKA (0.5%)
             Platte County Hospital Auth. No. 1 RB,
    4,500      Series 2000 (INS)                                         6.10          5/01/2025              4,804
    6,500      Series 2000 (INS)                                         6.15          5/01/2030              6,948
                                                                                                         ----------
                                                                                                             11,752
                                                                                                         ----------
             NEVADA (3.6%)
             Clark County EDC RB,
   14,650      Series 1999 (PRE)                                         5.50          5/15/2029             15,327
   12,410      Series 2006                                               5.00          5/15/2029             12,893
   21,000    Clark County GO, Series 2000 (INS)(PRE)(e)                  5.50          7/01/2025             22,190
   11,570    Clark County School District GO,
               Series 2001D (INS)                                        5.25          6/15/2019             12,635
             Truckee Meadows Water Auth. RB,
   14,180      Series 2001A (INS)(PRE)                                   5.13          7/01/2020             14,988
   10,420      Series 2006 (INS)                                         4.88          7/01/2034             10,748
                                                                                                         ----------
                                                                                                             88,781
                                                                                                         ----------
             NEW HAMPSHIRE (0.1%)
    2,915    Health and Education Facilities Auth. RB,
               Series 2004 (INS)                                         5.00         10/01/2024              3,067
                                                                                                         ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             NEW JERSEY (3.6%)
  $ 3,000    Camden County Improvement Auth. RB,
               Series 2004A                                              5.75%         2/15/2034         $    3,222
             EDA RB,
    5,000      Series 2004                                               5.50          6/15/2024              5,264
    6,000      Series 2004                                               5.75          6/15/2029              6,491
    2,500      Series 2004                                               5.50          6/15/2031              2,652
   20,000      Series A (INS)                                            5.25          7/01/2031             21,475
             Health Care Facilities Financing Auth. RB,
    1,250      Series 2006A                                              5.13          7/01/2035              1,304
   57,630      Series 2006B                                              5.07(c)       7/01/2032             15,997
   30,020    Turnpike Auth. RB, Series 2000A (PRE)                       5.50          1/01/2027             31,456
                                                                                                         ----------
                                                                                                             87,861
                                                                                                         ----------
             NEW MEXICO (1.1%)
   22,500    Farmington PCRB, Series 2003B                               4.88          4/01/2033             22,812
    4,700    Regents of the Univ. of New Mexico RB,
               Series 2004 (INS)                                         5.00          7/01/2032              4,913
                                                                                                         ----------
                                                                                                             27,725
                                                                                                         ----------
             NEW YORK (12.3%)
             Dormitory Auth. RB,
   21,500      Series 1996B (Mental Health Services)                     6.00          8/15/2016             24,233
    5,010      Series 2000A (Rochester Univ.), 5.95%,
               7/01/2010 (INS)(PRE)                                      5.95(a)       7/01/2020              4,488
    5,690      Series 2000A (Rochester Univ.), 6.00%,
               7/01/2010 (INS)(PRE)                                      6.00(a)       7/01/2022              5,098
    3,210      Series 2000A (Rochester Univ.), 6.05%,
               7/01/2010 (INS)(PRE)                                      6.05(a)       7/01/2024              2,876
    6,310      Series 2000B (State Univ. of New York) (PRE)              5.38          5/15/2018              6,701
    8,655      Series 2000B (State Univ. of New York) (PRE)              5.38          5/15/2019              9,192
    9,120      Series 2000B (State Univ. of New York) (PRE)              5.38          5/15/2020              9,685
    5,600      Series 2005E (Mental Health Services)                     5.00          2/15/2030              5,869
   13,000      Series 2005F (Education)                                  5.00          3/15/2030             13,747
    5,000      Series 2006A (NYU Hospitals Center)                       5.00          7/01/2026              5,105
    5,000      Series 2007A (NYU Hospitals Center)                       5.00          7/01/2036              5,121
   10,910    Dutchess County IDA Civic Facility RB,
               Series 2000                                               5.75          8/01/2030             11,624
             Environmental Facilities Corp. RB,
    8,730      Series 2004E                                              5.00          6/15/2034              9,177
    7,445      Series 2006A                                              4.75          6/15/2030              7,694
   10,000    Liberty Development Corp. RB, Series 2005                   5.25         10/01/2035             11,417
    6,870    Long Island Power Auth. RB, Series 2006C                    5.00          9/01/2035              7,231

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             MTA RB,
  $10,000      Series 2005F                                              5.00%        11/15/2030         $   10,518
   17,700      Series 2006A                                              5.00         11/15/2031             18,732
             New York City GO,
   22,740      Fiscal 2001 Series A (PRE)                                5.75          5/15/2030             24,407
    4,165      Fiscal 2002 Series B                                      5.30         12/01/2018              4,393
   13,065      Series 1997I (PRE)                                        6.25          4/15/2027             13,209
    7,830      Series 2000A (PRE)                                        6.00          5/15/2020              8,456
      970      Series 2000A                                              6.00          5/15/2020              1,038
    5,105      Series 2002G                                              5.88          8/01/2019              5,584
    1,500      Series 2005G                                              5.00         12/01/2026              1,572
    2,750      Series 2005G                                              5.00         12/01/2027              2,881
    2,000      Series 2005G                                              5.00         12/01/2028              2,095
   20,000      Series 2005M                                              5.00          4/01/2030             20,988
             New York City Municipal Water Finance Auth. RB,
   11,000      Series 1999A (PRE)                                        5.75          6/15/2030             11,610
    4,975      Series 2000B (PRE)                                        6.00          6/15/2033              5,382
    3,025      Series 2000B                                              6.00          6/15/2033              3,256
   15,000      Series 2006C                                              4.75          6/15/2033             15,410
    6,850    New York City Transit Auth. MTA COP,
               Series 2000A (INS)(PRE)                                   5.88          1/01/2030              7,323
             New York City Transitional Finance Auth. RB,
    1,770      Series 1999C (PRE)                                        5.50          5/01/2025              1,856
    2,215      Series 2005C (PRE)                                        5.50          5/01/2025              2,321
                                                                                                         ----------
                                                                                                            300,289
                                                                                                         ----------
             NORTH CAROLINA (0.4%)
    2,000    Charlotte-Mecklenberg Hospital Auth. RB,
               Series 2005A                                              4.88          1/15/2032              2,040
    4,250    State Medical Care Commission Retirement
               Facilities, Series 2007 (Givens Estates)(b)               5.00          7/01/2033              4,392
    4,000    Wake County Industrial Facilities PCRB,
               Series 2002                                               5.38          2/01/2017              4,243
                                                                                                         ----------
                                                                                                             10,675
                                                                                                         ----------
             NORTH DAKOTA (0.3%)
    7,250    Fargo Health System RB, Series 2000A (INS)                  5.63          6/01/2031              7,670
                                                                                                         ----------
             OHIO (1.3%)
    5,000    Air Quality Development Auth. PCRB,
               Series B (INS)                                            4.80          1/01/2034              5,119
    4,640    Higher Education Facility RB,
               Series 2006A (INS)                                        5.00          5/01/2036              4,824

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
  $ 6,325    Lorain County Health Care Facilities RB,
               Series 1998A                                              5.25%         2/01/2021         $    6,356
   15,000    State Higher Educational Facility Commission
               RB, Series 2007A (University Hospitals
               Health System, Inc.)                                      4.75          1/15/2036             15,057
                                                                                                         ----------
                                                                                                             31,356
                                                                                                         ----------
             OKLAHOMA (1.5%)
             Norman Regional Hospital Auth. RB,
    9,000      Series 2002 (INS)                                         5.50          9/01/2023              9,658
    2,500      Series 2005                                               5.38          9/01/2029              2,640
    5,400      Series 2005                                               5.38          9/01/2036              5,673
    5,000    State Municipal Power Auth. RB,
               Series 2007A (INS)                                        4.50          1/01/2047              4,909
   12,000    Tulsa County Industrial Auth. RB, Series 2006               4.60         12/15/2031             11,730
    2,675    Tulsa Industrial Auth. Student Housing RB,
               Series 2006                                               5.00         10/01/2037              2,775
                                                                                                         ----------
                                                                                                             37,385
                                                                                                         ----------
             PENNSYLVANIA (0.1%)
    1,250    Allegheny County IDA Lease RB, Series 2006                  5.13          9/01/2031              1,290
                                                                                                         ----------
             RHODE ISLAND (1.2%)
             EDC Airport RB,
    5,700      Series 2006 (INS)                                         5.00          7/01/2031              5,999
   12,185      Series 2006 (INS)                                         5.00          7/01/2036             12,778
   10,000    Housing and Mortgage Finance Corp.
               Homeownership Opportunity Bonds,
               Series 51-A                                               4.85          4/01/2033             10,142
      975    Housing and Mortgage Finance Corp. SFH RB,
              Series 15-A                                                6.85         10/01/2024                977
                                                                                                         ----------
                                                                                                             29,896
                                                                                                         ----------
             SOUTH CAROLINA (3.4%)
    2,725    Educational Facilities Auth. RB, Series 2006A               5.00         10/01/2038              2,848
    5,000    Georgetown County Environmental Improvement
               RB, Series 2002A                                          5.70          4/01/2014              5,435
             Jobs EDA RB,
    2,300      Series 2001 (Georgetown Memorial
               Hospital) (INS)                                           5.25          2/01/2021              2,406
    3,750      Series 2001 (Georgetown Memorial
               Hospital) (INS)                                           5.38          2/01/2026              3,942
   30,000      Series 2002A (Bon Secours Health System)                  6.00         11/15/2026             32,702
    8,000      Series 2006 (Episcopal Church Home) (INS)                 4.60          4/01/2027              7,970

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             Lexington County Health Services District,
               Inc. RB,
  $12,000      Series 2002                                               5.50%        11/01/2023         $   12,726
    8,000      Series 2002                                               5.75         11/01/2028              8,630
    5,000    Medical Univ. Hospital Auth. RB,
               Series 2004A (INS)                                        5.00          8/15/2031              5,221
                                                                                                         ----------
                                                                                                             81,880
                                                                                                         ----------
             SOUTH DAKOTA (0.1%)
    2,500    Health and Educational Facilities Auth. RB,
               Series 2004A                                              5.25         11/01/2027              2,651
                                                                                                         ----------
             TENNESSEE (1.4%)
             Johnson City Health and Educational Facilities
               Board RB,
    3,000      Series 2006A                                              5.50          7/01/2031              3,211
    5,000      Series 2006A                                              5.50          7/01/2036              5,339
             Shelby County Health Educational & Hospital
               RB,
    5,605      Series 2002 (PRE)                                         6.38          9/01/2019              6,342
    9,395      Series 2002 (PRE)                                         6.38          9/01/2019             10,631
    8,000    Sullivan County Health Educational & Housing
               Facilities Board RB, Series 2006C                         5.25          9/01/2036              8,394
                                                                                                         ----------
                                                                                                             33,917
                                                                                                         ----------
             TEXAS (16.2%)
    5,000    Austin CCD GO, Series 2006 (INS)                            4.50          8/01/2034              4,942
    5,000    Austin Higher Education Auth. RB, Series 1998               5.25          8/01/2023              5,054
   19,500    Bell County Health Facilities Development Corp.
               RB, Series 1989 (ETM)                                     6.50          7/01/2019             23,630
   10,000    Dallas ISD GO, Series 2006 (NBGA)                           4.75          8/15/2032             10,285
             Denton ISD GO,
   12,100      Series 2006 (NBGA)                                        5.16(c)       8/15/2028              4,224
   13,885      Series 2006 (NBGA)                                        5.18(c)       8/15/2029              4,591
   11,220      Series 2006 (NBGA)                                        5.20(c)       8/15/2030              3,518
   15,645      Series 2006 (NBGA)                                        5.22(c)       8/15/2031              4,647
             Duncanville ISD GO,
    7,175      Series 2001B (NBGA) (PRE)                                 5.63          2/15/2024              7,888
    7,000      Series 2006 (NBGA)                                        4.63          2/15/2029              7,055
   10,000    Eagle Mountain-Saginaw ISD GO,
               Series 2006B (NBGA)                                       4.50          8/15/2033              9,885
   10,420    Edinburg Consolidated ISD GO,
               Series 2000 (NBGA) (PRE)                                  5.50          2/15/2030             10,943

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             Ennis ISD GO,
  $ 9,155      Series 2006 (NBGA)                                        4.70%(c)      8/15/2034         $    2,480
    9,155      Series 2006 (NBGA)                                        4.71(c)       8/15/2035              2,364
             Fort Bend ISD GO,
    2,890      Series 1999 (NBGA) (PRE)                                  5.38          2/15/2024              2,982
    1,860      Series 1999 (NBGA)                                        5.38          2/15/2024              1,910
    3,000    Harlandale ISD GO, Series 2006 (NBGA)                       4.75          8/15/2036              3,067
    6,000    Houston Water and Sewer Systems RB,
               Series 2002A (INS)(PRE)                                   5.25         12/01/2023              6,457
             Hutto ISD GO,
    3,870      Series 2006B (NBGA)                                       5.00          8/01/2036              4,037
   16,520      Series 2006B (NBGA)                                       5.00          8/01/2040             17,182
    5,000    Irving ISD GO, Series 2006 (NBGA)                           5.38(c)       2/15/2028              1,760
   12,700    Lower Colorado River Auth. RB,
               Series 2003B (INS)                                        5.00          5/15/2031             13,265
    4,500    Mesquite Health Facilities Development Corp.
               RB, Series 2005 (Christian Care Centers, Inc.)            5.63          2/15/2035              4,727
             Midlothian Development Auth. Tax Increment
               Contract RB,
    7,120      Series 1999 (PRE)                                         6.70         11/15/2023              7,376
   12,455      Series 2001 (PRE)                                         7.88         11/15/2021             14,243
    1,000      Series 2007B                                              5.13         11/15/2026              1,011
    9,175    Midlothian ISD GO, Series 2004 (NBGA)                       5.00          2/15/2034              9,456
   11,500    North Central Health Facilities Development Corp.
               RB, Series 2002 (INS)                                     5.25          8/15/2022             12,158
    6,780    Northside ISD GO, Series 2001 (NBGA)                        5.13          2/15/2022              7,081
   13,500    Port of Corpus Christi IDC PCRB, Series 1997A               5.45          4/01/2027             13,748
    5,490    Red River Education Finance RB, Series 2006                 4.38          3/15/2027              5,311
             Schertz-Cibolo-Universal City ISD GO,
    7,205      Series 2006A (NBGA)                                       5.09(c)       2/01/2033              2,017
    6,200      Series 2006A (NBGA)                                       5.11(c)       2/01/2035              1,562
    8,010    South San Antonio ISD GO,
               Series 2004 (NBGA)                                        5.00          8/15/2029              8,344
             Spring Branch ISD GO,
    3,195      Series 2001 (NBGA) (PRE)                                  5.13          2/01/2019              3,358
   10,160      Series 2001 (NBGA) (PRE)                                  5.13          2/01/2022             10,678
             Tarrant County Cultural Education Facilities
               Finance Corp. RB,
    1,100      Series 2006A                                              6.00         11/15/2026              1,187
    4,000      Series 2006A                                              6.00         11/15/2036              4,289

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             Transportation Commission GO,
  $10,000      Series 2006                                               5.00%         4/01/2035         $   10,545
   25,000      Series 2006A (INS)                                        4.50          4/01/2035             24,745
    6,420    Travis County Health Facilities Development
               Corp. RB, Series 1999A (INS)(PRE)                         5.88         11/15/2024              6,828
             Tyler Health Facilities Development Corp.
               Hospital RB,
    3,700      Series 1993A (East Texas Medical Center)                  6.75         11/01/2025              3,733
   10,300      Series 1993B (East Texas Medical Center)                  6.75         11/01/2025             10,308
    7,350      Series 2001 (Mother Frances Hospital)                     6.00          7/01/2027              7,844
    4,595      Series 2003 (Mother Frances Hospital)                     5.75          7/01/2027              4,883
    8,585      Series 2003 (Mother Frances Hospital)                     5.75          7/01/2033              9,099
   23,985    Veterans' Land Board RB, Series 2002(e)                     6.25          8/01/2035             26,324
    7,500    Water Development Board Senior Lien RB,
               Series 1997B                                              5.00          7/15/2019              7,601
             Weatherford ISD GO,
    4,315      Series 2001 (NBGA) (PRE)                                  5.45          2/15/2030              4,679
    3,105      Series 2001 (NBGA)                                        5.45          2/15/2030              3,334
    3,000      Series 2006 (NBGA)                                        4.83(c)       2/15/2027              1,171
    2,500      Series 2006 (NBGA)                                        4.84(c)       2/15/2028                928
    6,360    West Harris County Regional Water Auth. RB,
               Series 2006 (INS)                                         4.70         12/15/2030              6,480
    6,755    White Settlement ISD GO, Series 2006 (NBGA)                 4.75          8/15/2030              6,916
    3,000    Wichita Falls Water and Sewer Systems RB,
               Series 2001 (INS)(PRE)                                    5.38          8/01/2024              3,201
                                                                                                         ----------
                                                                                                            397,331
                                                                                                         ----------
             UTAH (0.3%)
    7,150    Nebo School District GO,
               Series 2000 (NBGA) (PRE)                                  5.50          7/01/2020              7,555
                                                                                                         ----------
             VIRGINIA (1.3%)
             College Building Auth. Educational Facilities RB,
   11,280      Series 2006                                               5.00          6/01/2026             11,777
    5,000      Series 2006                                               5.00          6/01/2029              5,209
    3,000      Series 2006                                               5.00          6/01/2036              3,105
    3,000    Farms of New Kent Community Development
               Auth. Special Assessment Bonds,
               Series 2006B                                              5.45          3/01/2036              3,034
    7,890    Henrico County Water and Sewer System RB,
               Series 2006A                                              5.00          5/01/2036              8,371
                                                                                                         ----------
                                                                                                             31,496
                                                                                                         ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             WASHINGTON (2.7%)
             Health Care Facilities Auth. RB,
  $ 7,665      Series 2001A (INS)                                        5.25%        10/01/2021         $    8,047
   13,030      Series 2006 (INS)                                         4.75         12/01/2031             13,155
    7,645      Series 2006 (INS)                                         5.00         12/01/2036              7,951
   20,000      Series 2006A (INS)                                        5.00         10/01/2036             20,995
    5,000    Housing Finance Commission RB,
               Series 1999 (INS)                                         6.00          7/01/2029              5,255
    9,830    Snohomish County GO, Series 2001 (INS)                      5.13         12/01/2021             10,384
                                                                                                         ----------
                                                                                                             65,787
                                                                                                         ----------
             WEST VIRGINIA (0.2%)
             West Virginia Univ. Board of Governors RB,
    2,500      Series 2004C (INS)                                        5.00         10/01/2027              2,635
    2,500      Series 2004C (INS)                                        5.00         10/01/2028              2,633
                                                                                                         ----------
                                                                                                              5,268
                                                                                                         ----------
             WISCONSIN (0.9%)
             Health and Educational Facilities Auth. RB,
    6,615      Series 2001 (PRE)                                         5.38         10/01/2021              7,111
      635      Series 2001                                               5.38         10/01/2021                680
    5,350      Series 2006A                                              5.38          2/15/2034              5,657
    8,000    Univ. of Wisconsin Hospitals and Clinics Auth.
               RB, Series 2000 (INS)(PRE)                                6.20          4/01/2029              8,639
                                                                                                         ----------
                                                                                                             22,087
                                                                                                         ----------
             Total Fixed-Rate Instruments (cost: $2,268,201)                                              2,396,823
                                                                                                         ----------

             PUT BONDS (0.4%)

             MICHIGAN (0.2%)
    5,500    Strategic Fund PCRB, Series 1995CC (INS)                    4.85          9/01/2030              5,716
                                                                                                         ----------
             MONTANA (0.2%)
    5,000    Forsyth PCRB, Series 1999A (INS)                            5.00         10/01/2032              5,106
                                                                                                         ----------
             Total Put Bonds (cost: $10,500)                                                                 10,822
                                                                                                         ----------
             VARIABLE-RATE DEMAND NOTES (2.6%)

             ALABAMA (0.1%)
    1,850    McIntosh IDRB, Series 1998D                                 4.12          7/01/2028              1,850
                                                                                                         ----------

32

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2007

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             LOUISIANA (0.3%)
  $ 7,425    Public Facilities Auth. RB, Series 2001B
               (LOC - Capital One, N.A.)                                 4.15%         7/01/2023         $    7,425
                                                                                                         ----------
             MULTI-STATE (1.4%)
   34,550    P-FLOAT, Series EC-001 (INS)(LIQ)(d)                        3.85         10/01/2035             34,550
                                                                                                         ----------
             VIRGINIA (0.0%)
      400    Harrisonburg Redevelopment and Housing
              Auth. RB, Series 1985, P-FLOAT,
              Series MT323 (LIQ)(NBGA)(d)                                3.74          2/01/2026                400
                                                                                                         ----------
             WASHINGTON (0.8%)
   19,000    State Health Care Facilities Auth. RB,
               Series 2007C (MultiCare Health
               System) (INS)(LIQ)                                        3.65          8/15/2041             18,998
                                                                                                         ----------
             Total Variable-Rate Demand Notes (cost: $63,223)                                                63,223
                                                                                                         ----------

             TOTAL INVESTMENTS (COST: $2,341,924)                                                        $2,470,868
                                                                                                         ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2007

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

         (b) At March 31, 2007, the aggregate market value of securities purchased on a when-issued basis was $55,228,000.

         (c) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

34

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2007

         (e) At March 31, 2007, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

         (f) Restricted security that is not registered under the Securities Act of 1933. A resale of this security is subject to certain restrictions, and as such has been deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at March 31, 2007, was $8,217,000, which represented 0.3% of the Fund's net assets.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2007

ASSETS
   Investments in securities, at market value (identified cost of $2,341,924)  $2,470,868
   Cash                                                                               560
   Receivables:
     Capital shares sold                                                            1,471
     USAA Transfer Agency Company (Note 5C)                                             5
     Interest                                                                      32,191
                                                                               ----------
        Total assets                                                            2,505,095
                                                                               ----------
LIABILITIES
   Payables:
     Securities purchased                                                          55,150
     Capital shares redeemed                                                          440
     Dividends on capital shares                                                    2,418
   Accrued management fees                                                            661
   Accrued transfer agent's fees                                                        5
   Other accrued expenses and payables                                                108
                                                                               ----------
        Total liabilities                                                          58,782
                                                                               ----------
           Net assets applicable to capital shares outstanding                 $2,446,313
                                                                               ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                             $2,313,433
   Accumulated net realized gain on investments                                     3,936
   Net unrealized appreciation of investments                                     128,944
                                                                               ----------
           Net assets applicable to capital shares outstanding                 $2,446,313
                                                                               ==========
   Capital shares outstanding, unlimited number of shares authorized,
     no par value                                                                 175,849
                                                                               ==========
   Net asset value, redemption price, and offering price per share             $    13.91
                                                                               ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
YEAR ENDED MARCH 31, 2007

INVESTMENT INCOME
   Interest income                                                  $119,366
                                                                    --------
EXPENSES
   Management fees                                                     7,733
   Administration and servicing fees                                   3,586
   Transfer agent's fees                                                 995
   Custody and accounting fees                                           342
   Postage                                                               156
   Shareholder reporting fees                                             74
   Trustees' fees                                                          8
   Registration fees                                                      51
   Professional fees                                                     101
   Other                                                                  47
                                                                    --------
      Total expenses                                                  13,093
   Expenses paid indirectly                                             (112)
                                                                    --------
      Net expenses                                                    12,981
                                                                    --------
NET INVESTMENT INCOME                                                106,385
                                                                    --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on:
      Unaffiliated transactions                                       15,694
      Affiliated transactions (Note 7)                                  (141)
   Change in net unrealized appreciation/depreciation                  2,247
                                                                    --------
         Net realized and unrealized gain                             17,800
                                                                    --------
   Increase in net assets resulting from operations                 $124,185
                                                                    ========

     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
YEARS ENDED MARCH 31,

                                                                  2007                2006
                                                            ------------------------------
FROM OPERATIONS
   Net investment income                                    $  106,385          $  103,711
   Net realized gain on investments                             15,553              15,693
   Change in net unrealized appreciation/depreciation
      of investments                                             2,247             (23,199)
                                                            ------------------------------
      Increase in net assets resulting from operations         124,185              96,205
                                                            ------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                      (106,385)           (103,720)
   Net realized gains                                          (23,576)             (5,443)
                                                            ------------------------------
      Distributions to shareholders                           (129,961)           (109,163)
                                                            ------------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                   237,297             240,774
   Reinvested dividends                                         96,095              77,367
   Cost of shares redeemed                                    (264,201)           (222,538)
                                                            ------------------------------
      Increase in net assets from
         capital share transactions                             69,191              95,603
   Capital contribution from USAA Transfer
      Agency Company (Note 5C)                                       5                   2
                                                            ------------------------------
   Net increase in net assets                                   63,420              82,647

NET ASSETS
   Beginning of year                                         2,382,893           2,300,246
                                                            ------------------------------
   End of year                                              $2,446,313          $2,382,893
                                                            ==============================

CHANGE IN SHARES OUTSTANDING
   Shares sold                                                  16,983              17,042
   Shares issued for dividends reinvested                        6,875               5,478
   Shares redeemed                                             (18,946)            (15,771)
                                                            ------------------------------
      Increase in shares outstanding                             4,912               6,749
                                                            ==============================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2007

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this annual report pertains only to the USAA Tax Exempt Long-Term Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              2. Short-term securities with original or remaining maturities of
                 60 days or less may be valued at amortized cost, which approximates market value.

              3. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2007

                 faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value
                 (NAV) to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

           D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2007

              the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of March 31, 2007, net outstanding delayed-delivery commitments, including interest purchased, for the Fund were $55,150,000, all of which were when-issued securities.

           E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the year ended March 31, 2007, these custodian and other bank credits reduced the Fund's expenses by $112,000.

           F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2007

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the year ended March 31, 2007, the Fund paid CAPCO facility fees of $4,000, which represents 6.9% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended March 31, 2007.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2007

         The tax character of distributions paid during the years ended March 31, 2007, and 2006, was as follows:

                                                   2007                2006
-------------------------------------------------------------------------------
Tax-exempt income                             $106,385,000         $103,720,000
Ordinary income*                                    89,000                    -
Net long-term capital gains                     23,487,000            5,443,000

         As of March 31, 2007, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income                                    $  2,414,000
Undistributed ordinary income*                                        1,970,000
Undistributed long-term capital gains                                 1,968,000
Unrealized appreciation                                             128,942,000

       * Represents short-term realized capital gains, which are taxable as ordinary income.

         The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended March 31, 2007, were $898,577,000 and $843,768,000, respectively.

         As of March 31, 2007, the cost of securities, including short-term securities, for federal income tax purposes, was $2,341,926,000.

         Gross unrealized appreciation and depreciation of investments as of March 31, 2007, for federal income tax purposes, were $130,705,000 and $1,763,000, respectively, resulting in net unrealized appreciation of $128,942,000.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2007

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper General Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper General Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE                    ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                      AS A % OF THE FUND'S AVERAGE NET ASSETS
---------------------------------------------------------------------------------
+/- 0.20% to 0.50%                        +/- 0.04%
+/- 0.51% to 1.00%                        +/- 0.05%
+/- 1.01% and greater                     +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2007

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper General Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the year ended March 31, 2007, the Fund incurred total management fees, paid or payable to the Manager, of $7,733,000, which included a performance adjustment of $1,038,000 that increased the base management fee of 0.28% by 0.04%.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended March 31, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $3,586,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the year ended March 31, 2007, the Fund reimbursed the Manager $53,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended March 31, 2007, the Fund

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2007

              incurred transfer agent's fees, paid or payable to SAS, of $995,000. Additionally, the Fund recorded a receivable from SAS of $5,000 at March 31, 2007, for adjustments related to corrections to shareholders transactions.

           D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the year ended March 31, 2007, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

                                                                                                        NET REALIZED
                                                                                      COST TO          GAIN (LOSS) TO
           SELLER                                       PURCHASER                    PURCHASER             SELLER
----------------------------------------------------------------------------------------------------------------------
USAA Tax Exempt Long-Term Fund               USAA California Bond Fund              $ 5,764,000          $(91,000)
USAA Tax Exempt Long-Term Fund               USAA Florida Tax-Free Income Fund        5,713,000             8,000
USAA Tax Exempt Long-Term Fund               USAA Virginia Bond Fund                  6,467,000           (58,000)
USAA Growth and Tax Strategy Fund            USAA Tax Exempt Long-Term Fund             979,000            (9,000)
USAA Virginia Bond Fund                      USAA Tax Exempt Long-Term Fund          12,893,000           (91,000)
USAA Florida Tax-Free Income Fund            USAA Tax Exempt Long-Term Fund           5,192,000           (81,000)

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2007

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in Fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on September 30, 2007. The
              Manager has recently begun to evaluate the application of FIN 48 to the Fund and is not in a position at this time to estimate the significance of its impact on the Fund's financial statements.

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2007

              reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

           C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
              159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option prior to the effective date.

48

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2007

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                             YEAR ENDED MARCH 31,
                                                --------------------------------------------------------------------------
                                                      2007            2006            2005            2004            2003
                                                --------------------------------------------------------------------------
Net asset value at beginning of period          $    13.94      $    14.01      $    14.13      $    13.83     $     13.11
                                                --------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                               .62             .62             .63             .65             .66
   Net realized and unrealized gain (loss)             .11            (.04)           (.12)            .30             .72
                                                --------------------------------------------------------------------------
Total from investment operations                       .73             .58             .51             .95            1.38
                                                --------------------------------------------------------------------------
Less distributions:
   From net investment income                         (.62)           (.62)           (.63)           (.65)           (.66)
   From realized capital gains                        (.14)           (.03)              -               -               -
                                                --------------------------------------------------------------------------
   Total distributions                                (.76)           (.65)           (.63)           (.65)           (.66)
                                                --------------------------------------------------------------------------
Net asset value at end of period                $    13.91      $     3.94      $    14.01       $   14.13      $    13.83
                                                ==========================================================================
Total return (%)*                                     5.33            4.18            3.70            7.01           10.76
Net assets at end of period (000)               $2,446,313      $2,382,893      $2,300,246      $2,273,109      $2,246,088
Ratio of expenses to average net
   assets (%)**(a)                                     .55             .55             .56             .56             .54
Ratio of net investment income to
   average net assets (%)**                           4.45            4.38            4.50            4.63            4.90
Portfolio turnover (%)                               35.89           25.98           17.02           22.81           29.11

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 ** For the year ended March 31, 2007, average net assets were $2,391,211,000.
(a) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01% of average net assets.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2007

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2006, through March 31, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

50

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2007

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                  EXPENSES PAID
                                       BEGINNING               ENDING              DURING PERIOD*
                                     ACCOUNT VALUE         ACCOUNT VALUE         OCTOBER 1, 2006 -
                                    OCTOBER 1, 2006        MARCH 31, 2007         MARCH 31, 2007
                                    ---------------------------------------------------------------
         Actual                       $1,000.00              $1,019.90                $2.72
         Hypothetical
           (5% return
           before expenses)            1,000.00               1,022.24                 2.72

         *Expenses are equal to the Fund's annualized expense ratio of 0.54%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.99% for the six-month period of October 1, 2006, through March 31, 2007.

 T R U S T E E S '  A N D  O F F I C E R S '
===================-------------------------------------------------------------
                    INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

         The Board of Trustees of the Trust consists of five Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

         Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 39 individual funds as of March 31, 2007. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Trustees, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

52

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

         CHRISTOPHER W. CLAUS (2, 4)
         Trustee
         Born: December 1960
         Year of Election or Appointment: 2001

         President, Financial Services Group, USAA (1/07-present); Chair of the Board Directors and Chief Investment Officer, IMCO (1/07-present); President and Chief Executive Officer, Director, and Chair of the
         Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services
         (SAS), USAA Financial Planning Services (FPS), and USAA Financial Advisers, Inc. (FAI). Mr. Claus is also a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN (3, 4, 5, 6)
         Trustee
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THE TRUSTEE IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED TRUSTEES IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         ROBERT L. MASON, PH.D. (3, 4, 5, 6)
         Trustee
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR (3, 4, 5, 6)
         Trustee
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER (2, 3, 4, 5, 6)
         Trustee and Chair of the Board of Trustees
         Born: July 1943
         Year of Election or Appointment: 1992(+)

         Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (+) MR. ZUCKER WAS ELECTED AS CHAIR OF THE BOARD IN 2005.

54

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         KRISTI A. MATUS
         Senior Vice President
         Born: February 1968
         Year of Appointment: 2007

         President and Director, IMCO (2/07-present); President and Vice Chair of the Board of Directors, USAA Life (3/04-present); Vice President, Products & Regulatory Management, USAA Life (1/04-3/04); Vice President, Life Insurance Solutions, USAA Life (9/02-1/04); Executive Vice President and Chief Operating Officer, Thrivent Financial Bank (6/01-9/02). Ms. Matus also serves as President and Director of SAS.

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02).

         RONALD B. SWEET
         Vice President
         Born: November 1962
         Year of Appointment: 2006

         Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life, IMCO, FAI, FPS, and SAS.

         (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         DEBRA K. DUNN
         Treasurer
         Born: August 1969
         Year of Appointment: 2005

         Assistant Vice President, IMCO/FPS Finance, USAA (9/04-present); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03); Director, Strategic Financial Analysis, IMCO (1/01-12/02). Ms. Dunn also holds the Officer positions of Assistant Vice President and Treasurer for IMCO, SAS, FPS, and FAI.

         JAMES L. LOVE
         Assistant Secretary
         Born:  December 1968
         Year of Appointment: 2007

         Executive Director Executive Attorney (EP), Securities Counsel, USAA (1/03-present); Senior Counsel, Securities Counsel, USAA (12/02-1/03); Senior Counsel, Securities Counsel & Compliance, IMCO (5/02-12/02).

         ROBERTO GALINDO, JR.
         Assistant Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant Vice President, Portfolio Accounting/Financial
         Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02).

         JEFFREY D. HILL
         Chief Compliance Officer
         Born: December 1967
         Year of Appointment: 2004

         Assistant Vice President, Mutual Funds Compliance, USAA
         (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02).

56

 N O T E S
==========----------------------------------------------------------------------

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

              __________________________________________________________________

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

IMCO-2007-836                                           [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

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               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40858-0507                                   (C)2007, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

On September 13, 2006, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

In 2006, the Trustee designated as the Board's audit committee financial expert resigned from the Board. The Board has not determined that another Trustee qualifies as an audit committee financial expert. The Board is seeking a replacement and will consider a candidate's qualifications to become the audit committee financial expert as a factor in the evaluation process.




ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 39 funds in all. Only 12 funds of the Registrant have a fiscal year-end of March 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended March 31, 2007 and 2006 were $240,010 and $209,400, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended March 31, 2007 and 2006 were $55,000 and $50,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

----------------------------------------------------------------------------------------------
               Review of Federal,
               State and City        Passive     Quarterly
               Income and tax        Foreign     Diversification
               returns and excise   Investment   Review under      Excise Tax
               tax calculations      Company     Subchapter M      Assistance          TOTAL
----------------------------------------------------------------------------------------------
FYE 03-31-2007     $     0            $    0       $ 4,027           $     0          $  4,027
FYE 03-31-2006     $46,660            $    0       $15,212           $ 1,888          $ 63,760
----------------------------------------------------------------------------------------------
TOTAL              $46,660            $    0       $19,239           $ 1,888          $ 67,787
----------------------------------------------------------------------------------------------

All tax service fees were preapproved by the Audit Committee.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended March 31, 2007 and 2006.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for March 31, 2007 and 2006 were $34,560 and $62,000, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2007 and 2006 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:




                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
            - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
            - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
            - compliance with applicable laws and governmental rules and regulations;
            - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
            -     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the Chair/CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the
              USAA Funds' and IMCO's operating policies and procedures.
         -    A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         -    A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.     REQUIRED REPORTS

                -     EACH COVERED OFFICER MUST:
                      - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                      - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -     THE CHIEF LEGAL OFFICER MUST:
                      - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                      - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

               - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
               - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
               - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
               - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.
                  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or
                  (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the affected Trust's Chief Legal Officer or the Chairman of the Board of Trustees.



Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 13, 2006.


                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------


                                   PRESIDENT
                                   TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended March 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    MAY 24, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    MAY 25, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    MAY 25, 2007
         ------------------------------


*Print the name and title of each signing officer under his or her signature.